Financial Instruments and Risk Management - Financial Derivative Contracts (Details)	12 Months Ended
Dec. 31, 2025 bblPerDay usdPerBbl mmbtuPerDay share gigajoulesPerDay usdPerGigajoules usdPerMmbtu
Disclosure of detailed information about financial instruments [line items]
Weighted average deferred premium	0.70
Oil Basis Differential Jan 2026 to Mar 2026 WCS
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,500
Derivative price/unit	13.35
Oil Basis Differential Apr 2026 to Jun 2026 WCS
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,500
Derivative price/unit	12.55
Oil Basis Differential July 2026 to Sep 2026 WCS
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,500
Derivative price/unit	13.05
Oil Basis Differential Jan 2026 to Dec 2026 One
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	19,500
Derivative price/unit	13.13
Oil Basis Differential Oct 2026 to Dec 2026 WCS
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,500
Derivative price/unit	13.75
Oil Basis Differential Jan 2026 to Mar 2026 MSW
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	1,000
Oil Basis Differential Jan 2026 to Mar 2026 MSW | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	4.00
Oil Basis Differential Apr 2026 to Jun 2026 MSW
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	1,000
Oil Basis Differential Apr 2026 to Jun 2026 MSW | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	3.75
Oil Basis Differential Jul 2026 To Sep 2026 MSW
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	1,000
Oil Basis Differential Jul 2026 To Sep 2026 MSW | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	3.50
Oil Basis Differential Oct 2026 to Dec 2026 MSW
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	1,000
Oil Basis Differential Oct 2026 to Dec 2026 MSW | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	4.25
Purchased Put Option Jan 2026 to June 2026
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,000
Purchased Put Option Jan 2026 to June 2026 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Sold Call Option Jan 2026 to June 2026
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,000
Sold Call Option Jan 2026 to June 2026 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	70.00
Oil Collar Jan 2026 to Mar 2026 One
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,000
Oil Collar Jan 2026 to Mar 2026 One | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar Jan 2026 to Mar 2026 One | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	75.00
Oil Collar Jan 2026 to Mar 2026 Two
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,000
Oil Collar Jan 2026 to Mar 2026 Two | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar Jan 2026 to Mar 2026 Two | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	75.55
Oil Collar Jan 2025 To Jun 2025 Four
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	5,000
Oil Collar Jan 2025 To Jun 2025 Four | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar Jan 2025 To Jun 2025 Four | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	67.00
Oil Collar Jan 2026 to Apr 2026
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,500
Oil Collar Jan 2026 to Apr 2026 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar Jan 2026 to Apr 2026 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	68.00
Oil Collar Jan 2026 to June 2026 Two
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	5,000
Oil Collar Jan 2026 to June 2026 Two | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar Jan 2026 to June 2026 Two | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	66.00
Oil Collar Jan 2026 to June 2026 Three
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	5,000
Oil Collar Jan 2026 to June 2026 Three | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar Jan 2026 to June 2026 Three | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	64.00
Oil Collar Jan 2026 to June 2026 Four
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	5,000
Oil Collar Jan 2026 to June 2026 Four | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar Jan 2026 to June 2026 Four | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	65.00
Oil Collar Jan 2026 to June 2026 Five
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,500
Oil Collar Jan 2026 to June 2026 Five | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar Jan 2026 to June 2026 Five | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	68.00
Natural Gas Swap Jan 2026 to Dec 2026
Disclosure of detailed information about financial instruments [line items]
Volume | gigajoulesPerDay	2,000
Natural Gas Swap Jan 2026 to Dec 2026 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerGigajoules	3.21
Natural Gas Basis Differential Jan 2026 to Dec 2026
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	2,500
Natural Gas Basis Differential Jan 2026 to Dec 2026 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerMmbtu	1.66
Natural Gas Collar Jan 2026 to Dec 2026
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	2,500
Natural Gas Collar Jan 2026 to Dec 2026 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | share	4.00
Natural Gas Collar Jan 2026 to Dec 2026 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | share	5.10